Document and Entity Information	Dec. 07, 2022
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001823896
Document Type	8-K
Document Period End Date	Dec. 07, 2022
Entity Registrant Name	Golden Falcon Acquisition Corp.
Entity Incorporation State Country Code	DE
Entity File Number	001-39816
Entity Tax Identification Number	85-2738750
Entity Address, Address Line One	850 Library Avenue
Entity Address, Address Line Two	Suite 204
Entity Address, City or Town	Newark
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19711
City Area Code	(970)
Local Phone Number	315-2644
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Share Of Class A Common Stock And One Half Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A Common Stock and one-half of one redeemable Warrant
Trading Symbol	GFX.U
Security Exchange Name	NYSE
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock, par value $0.0001 per share
Trading Symbol	GFX
Security Exchange Name	NYSE
Warrants Each Whole Warrant Exercisable For One Share Of Class A Common Stock At An Exercise Price Of 11.50 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50
Trading Symbol	GFX WS
Security Exchange Name	NYSE